PROPERTY, PLANT AND EQUIPMENT	9 Months Ended	12 Months Ended
	Feb. 28, 2022	May 31, 2021
Property, Plant and Equipment [Abstract]
PROPERTY, PLANT AND EQUIPMENT

NOTE 3 — PROPERTY AND EQUIPMENT

The following is a summary of property and equipment—at cost, less accumulated depreciation:

	February 28, 2022	May 31, 2021

Leasehold improvements	$110,849	$110,849
Property and equipment	1,204,613	755,741
Total cost	1,315,462	866,590
Less accumulated depreciation	(538,100)	(292,282)
Net property and equipment	$777,362	$574,308

During the nine months ended February 28, 2022 and 2021, the Company recorded depreciation expense of $245,817 and $151,342, respectively.

NOTE 4 - PROPERTY, PLANT AND EQUIPMENT

The following is a summary of property, plant, and equipment—at cost, less accumulated depreciation:

	May 31,	May 31,
	2021	2020
Leasehold improvements	110,849	52,189
Property and equipment	755,741	243,314

Total cost	866,590	295,503

Less accumulated depreciation	(292,282)	(62,771)

Net, property plant and equipment	$574,308	$232,733

Depreciation expense for the years ended May 31, 2021, and 2020 was $229,511 and $57,473, respectively.